Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Notes Payable Tables
Notes Payable
As of March 31, 2018
Principal due at maturity, including 10% bonus	$4,609,509
Unamortized issue costs and discount	(2,787,776)
Carrying amount in the accompanying Balance Sheet	$1,821,733

As of December 31, 2017

Principal due at maturity, including 10% bonus	$4,609,509

Unamortized issue costs and discount	(3,782,239)

Carrying amount in the accompanying Balance Sheet	$827,270